Related Party Transactions	12 Months Ended
Dec. 31, 2023
Pegasus Digital Mobility Acquisition Corp
Related Party Transactions

Note 4 - Related Party Transactions

Working Capital Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Company’s Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor. The terms of the Working Capital Loans, if any, have not been determined and no written agreements exist with respect to the Working Capital Loans. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account. As of December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement pursuant to which it will pay an affiliate of the Sponsor a total of $14,000 per month for office space and administrative and support services. The agreement was effective upon the Company’s initial public offering and terminates upon completion of the initial Business Combination or its liquidation, the Company will cease paying these monthly fees. As of December 31, 2023 and 2022, the Company incurred and accrued for $168,000 and $168,000, respectively, under the Administrative Services Agreement as due to related party on the consolidated balance sheets and as administrative expenses – related party in the consolidated statements of operations. The amounts recorded to administrative expenses - related party in the consolidated statements of operations additionally includes $940 of amounts incurred by the Company that are payable to related parties for the year ended December 31, 2023.

Payables to Related Parties

The due to related party balance consists of administrative fees incurred, but not yet paid, through December 31, 2023 and 2022 and payables to the Sponsor for amounts paid on its behalf. As of December 31, 2023 and 2022, the Company had a due to related party payable of $369,472 and $200,530, respectively.

Promissory Note-Related Party

On January 23, 2023, the Company issued the Extension Note in the principal amount of $2,250,000 to the Sponsor.

On March 15, 2023, the Company issued a non-convertible unsecured promissory note in the principal amount of $1,100,000 to the Sponsor (the “March 2023 Promissory Note”).

Additionally, on March 15, 2023, the Company amended and restated the Extension Note to align the Extension Note terms with those of the March 2023 Promissory Note which added a repayment term of within days of the receipt of any funds received from a break-fee, termination fee or similar arrangement with a target company related to a potential Business Combination.

On April 24, 2023, the Company issued the April 2023 Extension Note in the principal amount of $719,907 to the Sponsor.

On May 31, 2023, the Company issued the May 2023 Promissory Note in the principal amount of $1,400,000 to the Sponsor.

On July 31, 2023, the Company issued the July 2023 Promissory Note in the principal amount of $750,483 to the Sponsor.

On November 1, 2023, the Company issued a non-convertible unsecured promissory note in the principal amount of $1,000,000 to the Sponsor (the “November 2023 Promissory Note” and together with the A&R Extension Note, the March 2023 Extension Note, the April 2023 Extension Note, the May 2023 Promissory Note, and the July 2023 Promissory Note the “Promissory Notes”).

Additionally, on November 1, 2023, the Company amended and restated the Promissory Notes to align the Promissory Notes terms with those of the November 1, 2023 Promissory Note, which extended the repayment terms from December 31, 2023 to April 30, 2024.

The Promissory Notes are each non-interest bearing and due on the earlier of (i) April 30, 2024, (ii) the date the Company consummates an initial Business Combination, or (iii) within three days of the receipt of any funds received from a break-fee, termination fee or similar arrangement with a target company related to a potential Business Combination. If a Business Combination is not consummated, amounts outstanding under the Promissory Notes will not be repaid and all amounts owed will be forgiven, except to the extent that cash is available outside of the Trust Account to satisfy the obligation.

As of December 31, 2023 and 2022, an aggregate of $6,920,390 and $0, were outstanding under the Promissory Notes with $300,000 and $0 available to draw, respectively.